Related parties transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company key personnel:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Short-term benefits	12,990	11,626	7,273
Share-based payment transactions	13,119	8,875	8,699

Total compensation paid to key personnel	26,109	20,501	15,972